Operations and Reorganization	12 Months Ended
Dec. 31, 2020
Operations and Reorganization [Abstract]
Operations and Reorganization
1. Operations and Reorganization
(a) Principal activities and reorganization
Youdao, Inc. (“Youdao” or the “Company”) was incorporated in the Cayman Islands on November 27, 2014. Youdao, Inc., its subsidiaries and consolidated variable interest entities (“VIEs”), together are referred to as “the Group” or “Youdao Group”. NetEase, Inc. (the “Parent” or “NetEase”), its subsidiaries and consolidated VIEs, other than the Company and its subsidiaries and VIEs, are collectively referred to herein as the “NetEase Group”.
The Group provides a variety of learning content,
a
pplications and solutions, which covers a wide spectrum of topics and targets people from broad age groups for their lifelong learning needs through its websites and mobile applications. The Group generates its revenues from learning services, learning products as well as online marketing services. The learning services mainly include online courses, fee-based
premium services and others.
As of December 31, 2020, the Company’s major subsidiaries and consolidated VIE are as follows:

	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries
Youdao (Hong Kong) Limited	Hong Kong, China, 2016	100%	Holding company
NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China, 2006	100%	Providing sales of smart devices and solutions, technical support to the VIEs
NetEase Langsheng (Beijing) Technology Development Co., Ltd. (“NetEase Langsheng”)	Beijing, China, 2017	85%	Providing consulting services
NetEase Youdao Information Technology (Hangzhou) Co., Ltd. (“Youdao Hangzhou”)	Hangzhou, China, 2019	100%	Providing technical support to the VIEs
VIE
Beijing NetEase Youdao Computer System Co., Ltd. (“Youdao Computer”)	Beijing, China, 2007	100%	Providing online learning services as well as online marketing services
Reorganization
The Group started its business in 2006, through Youdao Information. Since the date of inception, Youdao Information was substantially owned by the NetEase Group and several employees and former employees of the Group, as noncontrolling shareholders, including Feng Zhou, Chief Executive Officer of the Company.
In September 2007, after applying for an internet content provider license under the applicable Chinese telecommunication laws, Youdao Computer was established as a Chinese domestic company. Since the date of inception, Youdao Computer was majority-owned by Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”), which is a consolidated VIE of NetEase, and several employees of the Group are its noncontrolling shareholders. Accordingly, NetEase Group is the primary beneficiary of Youdao Computer.
In September 2016, Guangzhou NetEase transferred its interest in Youdao Computer to William Lei Ding, NetEase’s chief executive officer, director and major shareholder. In December 2016, Youdao (Hong Kong) Limited, which was incorporated in July 2016 and wholly owned by Youdao, Inc., acquired the majority interests in Youdao Information. Additionally, Youdao Information, Youdao Computer and all its legal shareholders entered into a series of VIE agreements, through which Youdao Information became the primary beneficiary of Youdao Computer.
In March 2018, the noncontrolling shareholders of Youdao Information withdrew their shareholding interests in Youdao Information in exchange for their historical investment cost, and injected the proceeds received back to Youdao, Inc. for the same shareholding percentage as they previously held in Youdao Information. Youdao Information became wholly owned subsidiary of the Group. As this transaction did not result in a change in control of Youdao Information, it was accounted for as a common control equity transaction, no gain or loss in earnings was recognized.
In May 2019, the Group acquired certain education businesses, including NetEase Cloud Classroom, China University MOOC and NetEase KADA from NetEase Group. Since these businesses were controlled by NetEase both before and after the acquisition, this transaction was accounted for as a business combination under common control. In accordance with ASC 805,
Business Combination,
the consolidated financial statements of the Company were retrospectively adjusted to reflect the results of the acquired businesses as if they had been acquired throughout the periods presented.
In December 2020, the Group entered into agreements with NetEase to dispose Youdao Cloudnote business to an investee established by the Company and NetEase. Since the Youdao Cloudnote business was not material to the Group’s operations, the disposal did not represent a strategic shift with a major effect on the Group’s operations and financial results, and did not qualify as discontinued operation in accordance with ASC 205,
Presentation of financial statements
.
Further, the business was controlled by NetEase both before and after the transaction, this transaction was accounted for as a transaction under common control. Therefore, the transferred assets were accounted for at historical carrying values. Pursuant to the agreements, the Company acquired 37.5% equity interests of the investee with the assets transferred of Youdao Cloudnote. The Company accounted for the investment using the equity method.
Basis of presentation for reorganization
There was no change in the basis of presentation of the financial statement resulting from these reorganization transactions. The assets and liabilities have been stated at historical carrying amounts.
The Group has been operating as separated entities since inception, the allocation from NetEase Group for the expenses incurred by NetEase Group but related to the Group was not material. For the years ended December 31, 2018, 2019 and 2020, the allocation was related to the share-based compensation expenses from award plan of NetEase Group, amounting to RMB6,176, RMB4,356 and RMB2,682, respectively (Note 15).
(b) VIE arrangements
i) Contracts that give the Company effective control of the VIE
Loan Agreements
Each shareholder of Youdao Computer, William Lei Ding and Feng Zhou, entered into a loan agreement with Youdao Information under which, Youdao Information provided each of William Lei Ding and Feng Zhou with an interest-free loan in the principal amount of approximately RMB3.6 million and RMB1.4 million, respectively. These funds were used by each of William Lei Ding and Feng Zhou to pay the consideration to acquire his respective equity interest in Youdao Computer. Such loans can be repaid by transferring each of William Lei Ding and Feng Zhou’s respective equity interest in Youdao Computer to Youdao Information or its designee or through such other method as Youdao Information shall determine. The term of each of the Loan Agreements is 10 years from the date of loan agreement and will be automatically extended for a further
10-year
term unless otherwise decided by Youdao Information.
Exclusive Purchase Option Agreements
Under the Exclusive Purchase Option Agreements entered into by Youdao Information, Youdao Computer and each of William Lei Ding and Feng Zhou, Youdao Computer granted Youdao Information an option to purchase all or a portion of the respective equity interests in Youdao Computer at a price equal to the original capital and any additional paid-in
capital paid by him. In addition, under each Exclusive Purchase Option Agreement, Youdao Computer granted Youdao Information an option to purchase all or a portion of the assets held by Youdao Computer or its subsidiaries at a price equal to the net book value of such assets. Each of Youdao Computer, William Lei Ding and Feng Zhou agreed not to transfer, mortgage or permit any security interest to be created on any equity interest in or assets of Youdao Computer without the prior written consent of Youdao Information. Each Exclusive Purchase Option Agreement shall remain in effect until all of the equity interests in or assets of Youdao Computer have been acquired by Youdao Information or its designee or until Youdao Information unilaterally terminates the agreement by written notice.
Shareholder Voting Right Trust Agreements
Under the Shareholder Voting Right Trust Agreements between Youdao Information and each of William Lei Ding and Feng Zhou, respectively, each of William Lei Ding and Feng Zhou, agreed to irrevocably entrust a person designated by Youdao Information to represent him to exercise all the voting right and other shareholders’ rights to which he is entitled as a shareholder of Youdao Computer. Each Shareholder Voting Right Trust Agreement shall remain effective for as long as William Lei Ding and Feng Zhou, as applicable, remains a shareholder of Youdao Computer unless Youdao Information unilaterally terminates the agreement by written notice.
Equity Pledge Agreements
Each of William Lei Ding and Feng Zhou entered into an Equity Pledge Agreement with Youdao Information. Under such Equity Pledge Agreements, each of William Lei Ding and Feng Zhou pledged his respective equity interest in Youdao Computer to Youdao Information to secure his obligations under the applicable Loan Agreement, Exclusive Purchase Option Agreement, Shareholder Voting Right Trust Agreement, and Operating Agreement. Each of William Lei Ding and Feng Zhou further agreed not to transfer or pledge his respective equity interest in Youdao Computer without the prior written consent of Youdao Information. Each of the Equity Pledge Agreements will remain binding until the respective pledger, William Lei Ding or Feng Zhou, as the case may be, discharges all his obligations under the above-mentioned agreements.
ii) Contracts that enable the Company to receive substantially all of the economic benefits from the VIE
Operating Agreements
Each of Youdao Computer, William Lei Ding and Feng Zhou agreed that, except for transactions in the ordinary course of business, Youdao Computer will not enter into any transaction that would materially affect the assets, liabilities, rights or operations of Youdao Computer without the prior written consent of Youdao Information. Youdao Information also agreed that it would provide performance guarantees and, at Youdao Information’s discretion, guarantee loans for working capital purposes to the extent required by Youdao Computer for its operations. As counter-guarantee, Youdao Computer agreed to pledge the account receivable in its operations and all of its assets to Youdao Information, which pledge has not been implemented as of the date of the report.
Operating Agreements (Continued)

Furthermore, each of William Lei Ding and Feng Zhou agreed that, upon instruction from Youdao Information, he would appoint Youdao Computer’s board members, president, chief financial officer and other senior executive officers. The term of each operating agreement is 20 years from the date of execution and can be extended with the written consent of Youdao Information.
Cooperation Agreement
Under this cooperation agreement, Youdao Information has agreed to provide the following services to Youdao Computer:

•
the development of computer software (including, but not limited to, producing online advertisement and distribution and maintenance of software) and technical support and maintenance for computer software operation;

•	the design, development, update and upgrade of platforms for online advertisement; and

•	the provision of technology support, including, but not limited to, server maintenance, development of server software and related maintenance and updates.
Youdao Computer has agreed to share a portion of its monthly income (after tax and expenses) with Youdao Information in accordance with certain formulas as specified in Cooperation Agreement, the amount of which shall be determined according to the Cooperation Agreement, to the extent permitted by applicable PRC laws as proposed by the Youdao Information, resulting in a transfer of substantially all of the profits from the VIE to the Youdao Information. The VIE has incurred RMB395.2 million, RMB550.7 million and RMB
1,787.7

million service fee to the Youdao Information for the years ended December 31, 2018, 2019 and 2020, respectively. The agreement was effective and will
continue to be effective unless it is terminated by written notice of each party or, in case of a material breach of the agreement and by written notice of the non-breaching
party.
iii) Risks in relation to VIE structure
The Company believes that its contractual arrangements with the VIEs are in compliance with PRC (the People’s Republic of China) law and are legally enforceable. William Lei Ding, who is NetEase’s chief executive officer, director and major shareholder, and Feng
Zhou
, who is the Chief Executive Officer of the Group, have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if William Lei Ding and Feng Zhou were to reduce their interests in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. If the VIEs or their respective shareholder fails to perform their respective obligations under the current contractual arrangements, the Company may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under Chinese laws. Because of the limited volume of published decisions and their non-binding
nature, the interpretation and enforcement of these laws, rules and regulations involve substantial uncertainties. These uncertainties may impede the ability of the Company to enforce these contractual arrangements, or suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and materially and adversely affect the results of operations and the financial position of the Company.
In addition, many Chinese regulations are subject to extensive interpretive powers of governmental agencies and commissions, and there are substantial uncertainties regarding the interpretation and application of current and future Chinese laws and regulations. Accordingly, the Company cannot assure that Chinese regulatory authorities will not ultimately take a contrary view to its belief and will not take action to prohibit or restrict its business activities. The relevant regulatory authorities would have broad discretion in dealing with any deemed violations which may adversely impact the financial statements, operations and cash flows of the Company (including the restriction on the Company to carry out the business). If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could potentially:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites and mobile applications;

•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to its business.
The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, its subsidiaries or the VIEs.
In accordance with VIE contractual agreements, the Company (1) could exercise all shareholder’s rights of the VIEs and has power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company was considered as ultimate primary beneficiary of the VIEs and had consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. Therefore, the Company considers that there are no assets in the VIEs that can be used only to settle obligations of the VIEs, except for the registered capital of the VIEs amounting to approximately RMB15 million as of December 31, 2019 and 2020 as well as certain non-distributable
statutory reserves amounting to approximately RMB1,786 and RMB2,536, respectively, as of December 31, 2019 and 2020. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.
There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs taken as a whole, which were included in the Group’s consolidated financial statements:

	As of December 31,
	2019	2020
	RMB	RMB
Assets
Cash and cash equivalents	4,683	7,691
Short-term investments	116,125	10,354
Accounts receivable, net	145,570	145,212
Inventories, net	27,340	54,545
Amounts due from NetEase Group and Youdao Group	249,589	1,243,125
Prepayment and other current assets	56,228	69,610

Total current assets	599,535	1,530,537

Property and equipment, net	—	148
Operating lease right-of-use assets, net	—	988
Other assets, net	7,302	45,496

Total non-current assets	7,302	46,632

Total assets	606,837	1,577,169

Liabilities
Accounts payables	50,189	62,438
Payroll payable	10,140	6,863
Amounts due to NetEase Group and Youdao Group	41,667	26,728
Contract liabilities	434,114	1,388,567
Taxes payable	15,290	394
Accrued liabilities and other payables	22,519	35,244

Total liabilities	573,919	1,520,234

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	606,334	997,736	2,434,223
Net income	13,891	3,173	24,212

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	48,263	50,978	(62,502)
Net cash (used in)/provided by investing activities	(50,000)	(67,118)	65,510
Net cash provided by financing activities	—	10,000	—

Net (decrease)/increase in cash and cash equivalents	(1,737)	(6,140)	3,008

Liquidity
The Group incurred net losses of RMB209.3 million, RMB601.5 million and RMB1,753.4 million for
 the years ended December 31, 2018, 2019 and 2020, respectively. Net cash used in operating activities was RMB100.3 million, RMB372.3 million and RMB321.6 million for the years ended December 31, 2018, 2019 and 2020, respectively. Accumulated deficit was RMB1.9 billion and RMB3.7 billion as of December 31, 2019 and 2020, respectively. As of December 31, 2020, the Group was in a net current liability position of RMB1,542.0 million. The Group assesses its liquidity by its ability to generate cash from operating activities and attract additional capital and/or finance funding.
Historically, the Group has relied principally on both operational sources of cash and non-operational
sources of financing from NetEase Group and investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. The Group has been continuously receiving financing support from NetEase Group and NetEase Group will continue to provide financial support in the next twelve months from the date of issuance of financial statement. Refer to Note 19 for details of the Group’s relationship with NetEase Group for financing activities. In October 2019, the Company has completed its IPO on the New York Stock Exchange (“NYSE”) and the concurrent private placement (the “CPP”) to certain investment funds managed by Orbis Investment Management Limited, raising the net proceeds of US$88.2 million (or equivalent to RMB621.9 million) and US$125.0 million (or equivalent to RMB881.7 million), respectively. In February 2021, the Company completed a follow-on
public offering of 7,000,000 ADSs with a total net proceeds of approximately US$231.6 million (or equivalent to RMB
1,499.8
million) after deducting the underwriter commissions and relevant offering expenses. As described in Note 22, in
 April 2021, the Group entered into an agreement with NetEase to provide US$300 million of revolving facility loan to the Company. In addition, a bank group committed to provide another US$150 million of revolving facility loan with the guarantee of NetEase to the Company. Moreover, the Group can adjust the pace of its operation expansion and control the operating expenses. Based on the above considerations, the Group believes that funds from the equity financing and available loan facilities will be sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months. The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.